Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2022	2023
Accounts receivable	$25,035	$31,423
Allowance for credit loss	(132)	(121)
Accounts receivable, net	$24,903	$31,302

Schedule of Movement of Allowance of Credit Loss	The movement of allowance of credit loss was as follows:
	As of December 31,
	2022	2023
Balance at beginning of the year	$109	$132
Addition in credit loss allowance	27	(14)
Foreign currency translation adjustment	(4)	3
Balance at end of the year	$132	$121